Stockholders' Equity	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Stockholders' Equity

7. Stockholders' Equity

Preferred Stock

The Company has authorized a total of 5,000,000 shares of preferred stock, par value $0.001 per share. No preferred shares have been designated by the Company as of September 30, 2021 and December 31, 2020.

Common Stock

The Company is authorized to issue up to 45,000,000 shares of common stock, par value $0.001 per share. As of September 30, 2021 and December 31, 2020, the Company had 31,127,253 and 28,367,525 shares of common stock issued and outstanding, respectively.

Private Placement of Common Stock

On February 3, 2021, Gaming Technologies, Inc. (the “Company”) entered into a Securities Purchase Agreement with certain accredited investors (“Purchase Agreement”), pursuant to which the Company sold an aggregate of 1,606,600 shares of its Common Stock for gross proceeds of $4,016,500 in a private placement. The Company paid a finder’s fee to registered brokers in the amount of $360,000 in connection with these transactions resulting in net proceeds to the Company of $3,656,500. In connection with the Purchase Agreement, the Company issued to certain registered brokers warrants to purchase an aggregate of 144,000 shares of common at an exercise price of $2.50 per share, with an expiration date 5 years from the date of issuance, pursuant to the terms of certain finder’s fee agreements previously entered into by the Company and such brokers.

Under the terms of the Purchase Agreement, each investor was granted customary piggyback registration rights in the event the Company proposes to register the offer and sale of any shares of its common stock, subject to the limitations set forth in the Purchase Agreement, such as a registration statement solely relating to an offering or sale to employees or directors of the Company pursuant to employee stock plan or in connection with any dividend or distribution. The Purchase Agreement also provides the investors the option and right to participate in future capital raising transactions at the same purchase price and on the same terms and conditions as other investors participating in such transactions, for an aggregate purchase price of up to $6,000,000.

If, at any time during the twelve months following sale of the Shares, the Company issues or sells shares of common stock or common stock equivalents, except for certain exempt issuances as described in the Purchase Agreement, at a price below $2.50 per share, then immediately upon such issuance or sale, the Company will deliver to the investors that number of restricted shares of common stock equal to the difference between the number of Shares purchased by the investor pursuant to this Purchase Agreement and the number of shares of common stock the investor would have received for the investor’s subscription amount at the dilutive issuance price.

In March 2021, the Company sold 10,000 shares of its Common Stock for gross proceeds of $25,000 in a private placement.

In August 2021, the Company sold 538,694 shares of its Common Stock for gross proceeds of $1,750,752 in a private placement. The Company paid a finder’s fee to registered brokers in the amount of $131,567 in connection with these transactions resulting in net proceeds to the Company of $1,619,185. In connection with the Purchase Agreement, the Company issued to certain registered brokers warrants to purchase an aggregate of 40,175 shares of common at an exercise price of $3.25 per share, with an expiration date 5 years from the date of issuance, pursuant to the terms of certain finder’s fee agreements previously entered into by the Company and such brokers.

Consulting Agreements

On November 6, 2020, the Company entered into an agreement with a consultant to serve as a board advisor. The term of the agreement is for one year and may be renewed at the end of the term. Compensation consists of the following stock grants: 50,000 shares of the Company’s common stock within seven days of the execution of the agreement which was valued at $125,000 and recorded during the year ended December 31, 2020. In addition, 50,000 shares of the Company’s common stock were issued six months after the date of the agreement, which was May 6, 2021; 50,000 shares of the Company’s common stock upon the first renewal of the agreement and 50,000 shares of the Company’s common stock six months after the first renewal; and, 100,000 shares of the Company common stock at each of the following two renewal periods, if the agreement is renewed. The grant date fair value of $875,000 of these shares will be amortized over the service period. During the nine months ended September 30, 2021, the Company amortized $187,500, representing the pro rata portion of the grant date fair value of the shares vesting during the period. As of September 30, 2021, $645,833 of the unvested stock compensation will be amortized in future. The Company was obligated to issue a second tranche of 50,000 shares on May 6, 2021.

In January 2021, the Company entered into two agreements with two consultants to provide investor relation services to the Company. The agreements are for a term of one year. The Company issued 200,000 shares of its common stock in exchange for the services. The common stock was valued at $500,000 at the time the agreements were executed.

In February 2021, the Company entered into an internet advertising campaign with a consultant. The contract is for a term of one year and calls for an initial non-refundable deposit of $20,000 upon the execution of the agreement and a payment of 333,334 shares of the Company’s common stock valued at $833,335 on the date of issuance.

In March 2021, the Company issued 3,600 shares of its common stock to a consultant in exchange for consulting services. The fair market value of the services was $9,000.

In September 2021, the Company entered into a contract with a service provider for brand awareness and social media campaigns. The service provider will be paid a monthly retainer $50,157 for the term of the agreement, which runs through February 2022. The Company has agreed to spend $1,750,000 during the term of the agreement for the placement of advertisements on various social media platforms, which will be spent in two phases. Phase 1 began upon execution of the agreement and Phase II will begin upon the completion of a capital raise in excess of $5,000,000 from an underwritten public offering in the United States and the listing of the Company’s common stock on a U.S. national securities exchange. The Company has paid the service provider $500,000 towards the advertising obligation during the three months ended September 30, 2021. In addition, the Company agreed to issue 153,846 fully vested shares of the Company’s common stock to the service provider by November 30, 2021 and another 153,846 shares of common stock upon the initiation of Phase II. Phase II has not yet begun. These shares have not yet been issued as of the date of this filing.

In the three months ended September 30, 2021, the Company issued 17,500 shares of its Common Stock with a fair market value on the date of grant of $105,000 to consultants in exchange for services.

Warrants

A summary of warrant activity for the nine months ended September 30, 2021 is presented below:

	Warrants	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding on December 31, 2020	90,000	$2.50	4.15	$–
Granted	184,175	2.66	4.54	–
Exercised	0	–	0	–
Outstanding on September 30, 2021	274,175	$2.61	4.34	$–

Stock-option plan

On May 21, 2021, the shareholders of the Company approved the Company’s 2021 Equity Incentive Plan (the “2021 Plan”). The purposes of the 2021 Plan are to (a) enable the Company to attract and retain the types of employees, consultants and directors who will contribute to the Company’s long-term success; (b) provide incentives that align the interests of employees, consultants, and directors with those of the shareholders of the Company; and (c) promote the success of the Company’s business. The persons eligible to receive awards are the employees, consultants, and directors of the Company and such other individuals designated by the 2021 Plan’s administrative committee (the Committee) who are reasonably expected to become employees, consultants, and directors after the receipt of Awards. Awards that may be granted under the Plan include: (a) Incentive Stock Options, (b) Non-qualified Stock Options, (c) Stock Appreciation Rights, (d) Restricted Awards, (e) Performance Share Awards, (f) Cash Awards, and (g) Other Equity-Based Awards. 3,000,000 shares are available for issuance under the 2021 Plan. The shares available for issuance may be increased annually by the lesser of four percent (4%) of the number of shares of common stock issued and outstanding on the immediately preceding December 31 or such number of shares of common stock as determined by the Committee no later than the immediately preceding December 31.